Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions	Jun. 30, 2025		Jun. 30, 2024
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 2,964		€ 3,194
Positive market values from derivative financial instruments	7,933		8,198
Other trading assets	6,184		6,226
Non-trading financial assets mandatory at fair value through profit and loss	5,805		5,028
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,383		2,949
Other financial assets at fair value	12		5
Total financial assets held at fair value	26,281		25,599
Financial liabilities held at fair value:
Trading securities, liabilities	26		26
Negative market values from derivative financial instruments	8,707		7,666
Other trading liabilities	93		0
Financial liabilities designated at fair value through profit or loss	4,569		3,248
Other financial liabilities at fair value	(13)		(85)
Total financial liabilities held at fair value	13,382		10,856
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0		0
Positive market values from derivative financial instruments	0		0
Other trading assets	0		0
Non-trading financial assets mandatory at fair value through profit and loss	0		(1)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0		0
Other financial assets at fair value	0		0
Total financial assets held at fair value	0		(1)
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(23)	[1]	175	[2]
Positive market values from derivative financial instruments	1,230	[1]	258	[2]
Other trading assets	(389)	[1]	97	[2]
Non-trading financial assets mandatory at fair value through profit and loss	(247)	[1]	71	[2]
Financial assets designated at fair value through profit or loss	0	[1]	0	[2]
Financial assets at fair value through other comprehensive income	(235)	[1],[3]	56	[2],[4]
Other financial assets at fair value	(10)	[1]	8	[2]
Total financial assets held at fair value	326	[1],[5],[6]	666	[2],[7],[8]
Financial liabilities held at fair value:
Trading securities, liabilities	(6)	[1]	0	[2]
Negative market values from derivative financial instruments	18	[1]	397	[2]
Other trading liabilities	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	(203)	[1]	26	[2]
Other financial liabilities at fair value	49	[1]	118	[2]
Total financial liabilities held at fair value	(141)	[1],[5],[6]	541	[2],[7],[8]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	991		1,311
Positive market values from derivative financial instruments	0		0
Other trading assets	680		259
Non-trading financial assets mandatory at fair value through profit and loss	893		667
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	445		345
Other financial assets at fair value	0		0
Total financial assets held at fair value	3,008		2,582
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(864)		(958)
Positive market values from derivative financial instruments	0		0
Other trading assets	(1,201)		(1,064)
Non-trading financial assets mandatory at fair value through profit and loss	(47)		(24)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	(157)		(249)
Other financial assets at fair value	0		0
Total financial assets held at fair value	(2,269)		(2,294)
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0	[9]	0	[10]
Positive market values from derivative financial instruments	0	[9]	0	[10]
Other trading assets	1,017	[9]	1,034	[10]
Non-trading financial assets mandatory at fair value through profit and loss	375	[9]	242	[10]
Financial assets designated at fair value through profit or loss	0	[9]	0	[10]
Financial assets at fair value through other comprehensive income	311	[9]	605	[10]
Other financial assets at fair value	0	[9]	0	[10]
Total financial assets held at fair value	1,703	[9]	1,881	[10]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[9]	0	[10]
Negative market values from derivative financial instruments	0	[9]	0	[10]
Other trading liabilities	0	[9]	0	[10]
Financial liabilities designated at fair value through profit or loss	2,099	[9]	1,612	[10]
Other financial liabilities at fair value	0	[9]	0	[10]
Total financial liabilities held at fair value	2,099	[9]	1,612	[10]
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(130)	[11]	(328)	[12]
Positive market values from derivative financial instruments	(162)	[11]	(259)	[12]
Other trading assets	(974)	[11]	(496)	[12]
Non-trading financial assets mandatory at fair value through profit and loss	(522)	[11]	(469)	[12]
Financial assets designated at fair value through profit or loss	0	[11]	0	[12]
Financial assets at fair value through other comprehensive income	(483)	[11]	(669)	[12]
Other financial assets at fair value	0	[11]	0	[12]
Total financial assets held at fair value	(2,271)	[11]	(2,220)	[12]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[11]	0	[12]
Negative market values from derivative financial instruments	(233)	[11]	(226)	[12]
Other trading liabilities	(93)	[11]	5	[12]
Financial liabilities designated at fair value through profit or loss	(649)	[11]	(336)	[12]
Other financial liabilities at fair value	(1)	[11]	(1)	[12]
Total financial liabilities held at fair value	(976)	[11]	(558)	[12]
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	697	[13]	291	[14]
Positive market values from derivative financial instruments	1,788	[13]	2,404	[14]
Other trading assets	664	[13]	278	[14]
Non-trading financial assets mandatory at fair value through profit and loss	90	[13]	54	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	376	[13]	89	[14]
Other financial assets at fair value	20	[13]	6	[14]
Total financial assets held at fair value	3,634	[13]	3,123	[14]
Financial liabilities held at fair value:
Trading securities, liabilities	5	[13]	0	[14]
Negative market values from derivative financial instruments	1,471	[13]	1,886	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	759	[13]	243	[14]
Other financial liabilities at fair value	(12)	[13]	(21)	[14]
Total financial liabilities held at fair value	2,223	[13]	2,108	[14]
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(465)	[13]	(391)	[14]
Positive market values from derivative financial instruments	(2,596)	[13]	(2,438)	[14]
Other trading assets	(300)	[13]	(575)	[14]
Non-trading financial assets mandatory at fair value through profit and loss	(427)	[13]	(1,221)	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	(479)	[13]	(207)	[14]
Other financial assets at fair value	0	[13]	0	[14]
Total financial assets held at fair value	(4,266)	[13]	(4,833)	[14]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[13]	0	[14]
Negative market values from derivative financial instruments	(2,635)	[13]	(2,039)	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	(1,302)	[13]	(517)	[14]
Other financial liabilities at fair value	(29)	[13]	(56)	[14]
Total financial liabilities held at fair value	(3,965)	[13]	(2,612)	[14]
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	3,170		3,295
Positive market values from derivative financial instruments	8,193		8,164
Other trading assets	5,682		5,759
Non-trading financial assets mandatory at fair value through profit and loss	5,920		4,347
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,161		2,920
Other financial assets at fair value	22		19
Total financial assets held at fair value	26,148		24,503
Financial liabilities held at fair value:
Trading securities, liabilities	25		27
Negative market values from derivative financial instruments	7,328		7,683
Other trading liabilities	0		6
Financial liabilities designated at fair value through profit or loss	5,273		4,277
Other financial liabilities at fair value	(5)		(44)
Total financial liabilities held at fair value	€ 12,621		€ 11,948

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3
[3]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 1 million recognized in other comprehensive income, net of tax and a gain of € 2 million recognized in the income statement presented in net gain (losses)
[4]	Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 17 million recognized in other comprehensive income, net of tax
[5]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 749 million and for total financial liabilities held at fair value this is a gain of € 158 million
[7]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[8]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 112 million and for total financial liabilities held at fair value this is a loss of € 11 million
[9]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[10]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[11]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lumpsum principal payments. For derivatives all cash flows are presented in settlements
[12]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lumpsum principal payments. For derivatives all cash flows are presented in settlements
[13]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year
[14]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year